Suspended Exploratory Well Costs - Additional Information (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended
	Nov. 30, 2013 ft	Dec. 31, 2013
Extractive Industries [Abstract]
Hydrocarbons miocene formation intervals as interpreted by the logging while drilling	65
Suspended exploratory well cost		$ 26.5